Revenues - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Option order flow rebates [Member]
Schedule of Equity and Option Order Flow Income [Line Items]
Total	$ 135,634,071	$ 141,010,186	$ 191,783,801
Equity order flow rebates [Member]
Schedule of Equity and Option Order Flow Income [Line Items]
Total	61,435,491	51,222,529	87,197,333
Equity and Option Order Flow Income [Member]
Schedule of Equity and Option Order Flow Income [Line Items]
Total	$ 197,069,562	$ 192,232,715	$ 278,981,134